Investment in the Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Master Trust [Line Items]
Schedule of Investment in Master Trust
The net assets of the Master Trust and the Plan's divided interest in the Master Trust as of December 31, 2025 and 2024 are as follows:

	2025
Dollars in thousands	Master Trust	Plan's Divided Interest
Investments, at fair value:
Insight Investment Stable Value Fund
Short-term investment fund	$1,504	$1,414
Carpenter Technology Stock Fund	61,663	61,396
Total investments at fair value	63,167	62,810
Investments, at contract value:
Insight Investment Stable Value Fund
Fixed maturity synthetic GIC	2,763	2,598
Constant duration synthetic GICs	37,849	35,583
Total investments at contract value	40,612	38,181
Net assets in Master Trust	$103,779	$100,991

	2024
Dollars in thousands	Master Trust	Plan's Divided Interest
Investments, at fair value:
Insight Investment Stable Value Fund
Short-term investment fund	$1,190	$1,121
Carpenter Technology Stock Fund	43,155	42,818
Total investments at fair value	44,345	43,939
Investments, at contract value:
Insight Investment Stable Value Fund
Fixed maturity synthetic GIC	4,204	3,960
Constant duration synthetic GICs	42,334	39,874
Total investments at contract value	46,538	43,834
Net assets in Master Trust	$90,883	$87,773
The change in the net assets of the Master Trust for the year ended December 31, 2025 was as follows:

Dollars in thousands
Investment income:
Appreciation in fair value of investments
Carpenter Technology Stock Fund	$33,578
Interest and dividends
Insight Investment Stable Value Fund	1,262
Carpenter Technology Stock Fund	186
Total investment income	35,026
Net transfers out	(22,130)
Net increase in net assets available for benefits	12,896
Net assets available for benefits, beginning of year	90,883
Net assets available for benefits, end of year	$103,779